Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	$ 49,178,080	$ 50,396,890
Less: Accumulated depreciation	(20,565,140)	(18,075,247)
Property and equipment, Total	28,612,940	32,321,643
Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	17,298,485	18,766,983
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	51,589	59,640
Electronic Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	135,014	136,398
Vehicle [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	13,242	12,924
Park Facilities [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	$ 31,679,750	$ 31,420,945